Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2021
T12-NPRT1-0122
1.9862232.107

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 92.8%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 7.8%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.:
3.55% 9/15/55	$ 712,000	$ 715,728
3.65% 6/1/51 to 9/15/59	1,065,000	1,091,830
3.80% 12/1/57	1,209,000	1,262,583
4.30% 2/15/30	332,000	374,707
4.50% 5/15/35 to 3/9/48	979,000	1,147,775
4.90% 6/15/42	178,000	215,808
Level 3 Financing, Inc. 3.40% 3/1/27 (b)	961,000	985,025
Verizon Communications, Inc.:
2.10% 3/22/28	218,000	217,432
2.55% 3/21/31	242,000	244,596
3.70% 3/22/61	925,000	1,021,838
4.40% 11/1/34	732,000	858,146
		8,135,468
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	235,000	239,216
3.575% 4/11/26 (b)	200,000	214,225
		453,441
Media – 3.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (b)	943,000	950,492
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	395,524
3.85% 4/1/61	300,000	286,607
4.20% 3/15/28	478,000	524,400
5.375% 5/1/47	498,000	597,641
Comcast Corp.:
2.45% 8/15/52	562,000	512,611
2.937% 11/1/56 (b)	405,000	393,601
2.987% 11/1/63 (b)	565,000	545,943
Discovery Communications LLC 4.125% 5/15/29	815,000	898,245
Fox Corp.:
3.50% 4/8/30	358,000	387,351
4.709% 1/25/29	259,000	295,972
5.476% 1/25/39	78,000	100,802
5.576% 1/25/49	310,000	423,904
The Walt Disney Co.:
3.60% 1/13/51	576,000	658,569
3.80% 3/22/30	421,000	472,692
4.75% 11/15/46	204,000	265,579
Time Warner Cable LLC:
4.50% 9/15/42	313,000	344,062
5.875% 11/15/40	474,000	600,607

		Principal Amount(a)	Value

7.30% 7/1/38		$ 498,000	$ 714,465
			9,369,067
Wireless Telecommunication Services – 1.4%
Rogers Communications, Inc. 4.30% 2/15/48		100,000	114,234
T-Mobile USA, Inc.:
3.50% 4/15/25		824,000	871,659
3.75% 4/15/27		852,000	915,992
Vodafone Group PLC:
3.25% 6/4/81 (c)		250,000	244,853
4.375% 5/30/28		692,000	781,641
5.25% 5/30/48		904,000	1,175,923
			4,104,302
TOTAL COMMUNICATION SERVICES	22,062,278
CONSUMER DISCRETIONARY – 4.0%
Automobiles – 1.0%
Ford Motor Co. 3.25% 2/12/32		850,000	851,445
General Motors Co.:
5.40% 4/1/48		300,000	384,687
5.95% 4/1/49		506,000	693,588
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)		450,000	437,343
4.75% 11/13/28 (b)		550,000	636,439
			3,003,502
Diversified Consumer Services – 0.2%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29		530,000	580,030
Hotels, Restaurants & Leisure – 0.6%
McDonald's Corp.:
3.625% 9/1/49		502,000	559,416
4.875% 12/9/45		442,000	573,139
Starbucks Corp. 4.45% 8/15/49		365,000	453,646
			1,586,201
Household Durables – 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23		269,000	277,083
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	194,100
Multiline Retail – 0.5%
Dollar Tree, Inc. 4.00% 5/15/25		1,458,000	1,571,013
Specialty Retail – 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27		338,000	328,768

Quarterly Report	2

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
AutoNation, Inc. 4.75% 6/1/30		$ 19,000	$ 21,978
Lowe's Companies, Inc. 3.65% 4/5/29		821,000	902,497
O'Reilly Automotive, Inc. 4.35% 6/1/28		416,000	474,527
Ross Stores, Inc. 4.60% 4/15/25		1,412,000	1,551,451
Tapestry, Inc. 3.05% 3/15/32 (d)		569,000	575,133
The Home Depot, Inc. 3.90% 6/15/47		348,000	415,986
			4,270,340
TOTAL CONSUMER DISCRETIONARY	11,482,269
CONSUMER STAPLES – 5.7%
Beverages – 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.70% 2/1/36		198,000	238,095
4.90% 2/1/46		288,000	365,606
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36		204,000	244,612
4.90% 2/1/46		982,000	1,235,698
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30		653,000	714,123
4.50% 6/1/50		716,000	886,075
4.90% 1/23/31		625,000	751,053
Constellation Brands, Inc. 2.875% 5/1/30		283,000	290,245
Molson Coors Brewing Co.:
3.00% 7/15/26		381,000	398,836
5.00% 5/1/42		475,000	574,064
			5,698,407
Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		509,000	530,339
CVS Health Corp.:
4.78% 3/25/38		246,000	299,740
4.875% 7/20/35		134,000	164,357
5.05% 3/25/48		626,000	827,155
5.125% 7/20/45		171,000	223,809
			2,045,400
Food Products – 1.1%
Conagra Brands, Inc. 4.60% 11/1/25		691,000	765,846

		Principal Amount(a)	Value

JBS Finance Luxembourg Sarl 2.50% 1/15/27 (b)		$ 370,000	$ 366,892
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (b)(d)		300,000	296,733
5.50% 1/15/30 (b)		850,000	911,787
McCormick & Co., Inc.:
1.85% 2/15/31		261,000	247,475
2.50% 4/15/30		364,000	369,599
Smithfield Foods, Inc. 3.00% 10/15/30 (b)		135,000	135,614
			3,093,946
Tobacco – 1.9%
Altria Group, Inc.:
4.25% 8/9/42		155,000	157,312
4.40% 2/14/26		188,000	206,335
4.80% 2/14/29		453,000	512,881
BAT Capital Corp.:
2.259% 3/25/28		754,000	736,589
3.557% 8/15/27		1,126,000	1,178,327
3.984% 9/25/50		600,000	585,876
Imperial Brands Finance PLC:
3.50% 7/26/26 (b)		550,000	581,325
4.25% 7/21/25 (b)		250,000	269,286
Reynolds American, Inc. 4.45% 6/12/25		1,127,000	1,219,085
			5,447,016
TOTAL CONSUMER STAPLES	16,284,769
ENERGY – 10.1%
Energy Equipment & Services – 1.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		800,000	804,174
DCP Midstream Operating LP:
3.875% 3/15/23		530,000	539,275
5.125% 5/15/29		945,000	1,047,911
5.85% 5/21/43 (b)(c)		418,000	399,549
			2,790,909
Oil, Gas & Consumable Fuels – 9.1%
Boardwalk Pipelines LP 3.375% 2/1/23		474,000	483,547
Canadian Natural Resources Ltd.:
3.90% 2/1/25		792,000	841,711
4.95% 6/1/47		134,000	165,891
Cenovus Energy, Inc.:
2.65% 1/15/32		99,000	95,505
4.25% 4/15/27		1,758,000	1,915,725
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25		565,000	629,420
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips 6.50% 2/1/39	$ 331,000	$ 483,455
ConocoPhillips Holding Co. 6.95% 4/15/29	394,000	518,431
Eastern Gas Transmission & Storage, Inc.:
3.00% 11/15/29 (b)	658,000	684,986
3.90% 11/15/49 (b)	356,000	398,565
Enbridge, Inc.:
4.25% 12/1/26	214,000	234,772
5.50% 12/1/46	124,000	168,713
5.75% 7/15/80 (c)	475,000	525,611
Energy Transfer LP:
4.00% 10/1/27	452,000	488,269
4.20% 9/15/23	608,000	637,122
4.25% 4/1/24	228,000	240,134
4.95% 6/15/28	798,000	902,162
5.40% 10/1/47	316,000	376,162
5.80% 6/15/38	123,000	149,275
6.00% 6/15/48	257,000	322,593
Enterprise Products Operating LLC:
4.85% 3/15/44	204,000	246,973
4.90% 5/15/46	183,000	223,958
Equinor ASA 2.375% 5/22/30	622,000	634,012
Hess Corp.:
4.30% 4/1/27	194,000	210,686
5.60% 2/15/41	570,000	702,540
6.00% 1/15/40	725,000	920,695
Magellan Midstream Partners LP 3.25% 6/1/30	473,000	497,682
Marathon Petroleum Corp. 4.75% 9/15/44	465,000	546,199
MPLX LP:
1.75% 3/1/26	661,000	654,199
2.65% 8/15/30	1,432,000	1,419,759
4.875% 12/1/24	130,000	141,327
Occidental Petroleum Corp.:
2.90% 8/15/24	86,000	86,254
3.20% 8/15/26	12,000	11,790
3.45% 7/15/24	481,000	481,000
3.50% 8/15/29	587,000	574,855
4.30% 8/15/39	5,000	4,875
4.40% 8/15/49	475,000	466,687
Ovintiv Exploration, Inc. 5.625% 7/1/24	356,000	387,394
Ovintiv, Inc.:
7.20% 11/1/31	270,000	345,469
8.125% 9/15/30	148,000	194,664

		Principal Amount(a)	Value

Petroleos Mexicanos:
5.35% 2/12/28		$ 394,000	$ 376,920
6.49% 1/23/27		85,000	86,908
6.50% 3/13/27		280,000	286,090
Phillips 66:
1.30% 2/15/26		422,000	413,780
3.85% 4/9/25		135,000	144,571
Plains All American Pipeline LP / PAA Finance Corp.:
3.85% 10/15/23		610,000	634,838
4.65% 10/15/25		536,000	584,979
Qatar Petroleum 2.25% 7/12/31 (b)		1,090,000	1,073,650
Spectra Energy Partners LP 3.375% 10/15/26		178,000	188,283
Suncor Energy, Inc. 6.85% 6/1/39		166,000	237,257
The Williams Companies, Inc.:
3.50% 11/15/30		272,000	288,551
5.75% 6/24/44		520,000	677,846
TransCanada PipeLines Ltd. 4.875% 5/15/48		356,000	451,713
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		26,000	27,408
Valero Energy Corp. 2.85% 4/15/25		24,000	24,908
Western Midstream Operating LP 5.30% 2/1/30		1,174,000	1,263,576
			25,774,345
TOTAL ENERGY	28,565,254
FINANCIALS – 30.7%
Banks – 13.8%
Banco Santander SA 2.749% 12/3/30		1,200,000	1,173,728
Bank of America Corp.:
2.676% 6/19/41 (c)		1,919,000	1,863,390
3 month U.S. LIBOR + 1.190% 2.884% 10/22/30 (c)(e)		487,000	503,362
3 month U.S. LIBOR + 1.180% 3.194% 7/23/30 (c)(e)		495,000	522,044
3 month U.S. LIBOR + 0.097% 3.458% 3/15/25 (c)(e)		337,000	352,982
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (c)(e)		362,000	390,876
4.20% 8/26/24		269,000	289,065
4.25% 10/22/26		598,000	659,171
4.45% 3/3/26		310,000	341,126
Bank of Ireland Group PLC 4.50% 11/25/23 (b)		600,000	637,827

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
Bank of Nova Scotia 4.50% 12/16/25	$ 626,000	$ 691,923
Barclays PLC:
1.007% 12/10/24 (c)	333,000	330,777
2.645% 6/24/31 (c)	550,000	547,764
2.894% 11/24/32 (c)	1,400,000	1,405,591
4.836% 5/9/28	415,000	457,511
3 month U.S. LIBOR + 3.054% 5.088% 6/20/30 (c)(e)	200,000	227,303
BPCE SA:
2.277% 1/20/32 (b)(c)	650,000	624,139
4.875% 4/1/26 (b)	500,000	555,372
CIT Group, Inc. 5.00% 8/1/23	365,000	385,075
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	297,653
2.666% 1/29/31 (c)	507,000	514,670
4.30% 11/20/26	741,000	817,219
4.40% 6/10/25	1,665,000	1,808,271
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	755,997
4.625% 12/1/23	400,000	427,978
Credit Suisse AG 2.95% 4/9/25	500,000	525,428
Danske Bank A/S 1.171% 12/8/23 (b)(c)	500,000	500,220
Fifth Third Bancorp 8.25% 3/1/38	395,000	657,113
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	771,832
2.357% 8/18/31 (c)	1,050,000	1,026,668
2.848% 6/4/31 (c)	400,000	404,919
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (c)(e)	300,000	323,954
Huntington Bancshares, Inc. 2.487% 8/15/36 (b)(c)	788,000	757,933
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	1,406,000	1,419,160
2.956% 5/13/31 (c)	467,000	482,349
4.125% 12/15/26	306,000	338,219
4.95% 6/1/45	204,000	270,336
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	1,000,000	983,963
3 month U.S. LIBOR + 1.249% 2.858% 3/17/23 (c)(e)	700,000	704,273
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	905,000	901,050
Natwest Group PLC 2.359% 5/22/24 (c)	215,000	219,075

	Principal Amount(a)	Value

Royal Bank of Scotland Group PLC 6.00% 12/19/23	$ 2,288,000	$ 2,494,915
Santander Holdings USA, Inc. 3.50% 6/7/24	1,190,000	1,245,337
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	317,617
3.00% 1/22/30 (b)	625,000	644,527
3.625% 3/1/41 (b)	1,000,000	1,029,835
Standard Chartered PLC 3 month U.S. LIBOR + 1.560% 3.785% 5/21/25 (b)(c)(e)	500,000	526,599
SVB Financial Group 3.125% 6/5/30	197,000	206,897
Synovus Financial Corp. 3.125% 11/1/22	417,000	423,739
Truist Bank 2.25% 3/11/30	500,000	497,230
UniCredit SpA 1.982% 6/3/27 (b)(c)	875,000	854,002
Wells Fargo & Co.:
2.164% 2/11/26 (c)(e)	876,000	893,857
4.478% 4/4/31 (c)	1,512,000	1,747,227
4.65% 11/4/44	384,000	469,254
Zions Bancorp N.A. 3.25% 10/29/29	900,000	940,748
		39,159,090
Capital Markets – 4.6%
Ares Capital Corp.:
2.15% 7/15/26	695,000	686,357
3.875% 1/15/26	352,000	370,526
4.20% 6/10/24	816,000	859,712
4.25% 3/1/25	538,000	567,743
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	351,000	358,903
3.091% 5/14/32 (b)(c)	725,000	734,765
3.574% 1/9/23 (b)	250,000	250,693
3.869% 1/12/29 (b)(c)(e)	250,000	267,765
4.194% 4/1/31 (b)(c)	700,000	769,949
4.55% 4/17/26	250,000	276,100
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)(e)	381,000	385,946
3.50% 11/16/26	498,000	530,373
3.75% 5/22/25 to 2/25/26	396,000	425,476
3 month U.S. LIBOR + 1.301% 4.223% 5/1/29 (c)(e)	496,000	549,970
Morgan Stanley:
1.794% 2/13/32 (c)	854,000	808,939
2.239% 7/21/32 Series MTN (c)	460,000	450,781
2.699% 1/22/31 (c)	896,000	919,989
3.625% 1/20/27	554,000	599,578
4.35% 9/8/26	535,000	592,160
4.431% 1/23/30 (c)(e)	600,000	684,123
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – continued
5.00% 11/24/25	$ 707,000	$ 790,378
UBS Group AG:
1.008% 7/30/24 (b)(c)	432,000	431,735
3 month U.S. LIBOR + 1.467% 3.126% 8/13/30 (b)(c)(e)	500,000	524,262
4.375% 12/31/99 (b)(c)	265,000	259,051
		13,095,274
Consumer Finance – 2.7%
Ally Financial, Inc.:
2.20% 11/2/28	304,000	301,273
3.875% 5/21/24	443,000	467,165
5.75% 11/20/25	141,000	159,680
5.80% 5/1/25	989,000	1,117,714
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,382,000	1,319,094
3.20% 2/5/25	670,000	704,699
3.90% 1/29/24	762,000	804,186
Citizens Financial Group, Inc. 2.638% 9/30/32	797,000	797,465
Discover Financial Services 4.50% 1/30/26	128,000	140,413
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	301,035
3.375% 11/13/25	615,000	628,069
3.625% 6/17/31	200,000	204,000
4.063% 11/1/24	350,000	365,050
Synchrony Financial 4.375% 3/19/24	424,000	449,531
		7,759,374
Diversified Financial Services – 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	150,377
3.00% 10/29/28	151,000	152,057
3.30% 1/23/23 to 1/30/32	861,000	878,856
3.40% 10/29/33	333,000	335,239
3.85% 10/29/41	540,000	557,179
AIB Group PLC:
3 month U.S. LIBOR + 1.874% 4.263% 4/10/25 (b)(c)(e)	250,000	264,581
4.75% 10/12/23 (b)	625,000	664,316
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	939,000	915,713
4.25% 4/15/26 (b)	175,000	186,826
5.50% 1/15/26 (b)	152,000	168,711
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (b)	338,000	370,615
BNP Paribas SA:
1.323% 1/13/27 (b)(c)	500,000	487,117

	Principal Amount(a)	Value

1.904% 9/30/28 (b)(c)	$ 750,000	$ 736,344
2.824% 1/26/41 (b)	700,000	663,136
4.625% 3/13/27 (b)	475,000	527,084
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	462,904
Deutsche Bank AG:
2.129% 11/24/26 (c)	1,131,000	1,133,804
3.035% 5/28/32 (c)	566,000	568,670
4.50% 4/1/25	320,000	341,444
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	423,021
USAA Capital Corp. 2.125% 5/1/30 (b)	150,000	151,586
		10,139,580
Insurance – 6.0%
American International Group, Inc.:
3.40% 6/30/30	522,000	563,226
4.50% 7/16/44	584,000	714,854
5.75% 4/1/48 (c)	758,000	856,586
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	700,000	718,072
Assurant, Inc. 2.65% 1/15/32	1,100,000	1,084,818
Athene Global Funding:
1.45% 1/8/26 (b)	730,000	720,596
1.985% 8/19/28 (b)	1,010,000	979,587
2.50% 3/24/28 (b)	340,000	343,164
Brown & Brown, Inc. 2.375% 3/15/31	467,000	461,382
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	353,000	340,910
3.075% 9/17/51 (b)	1,389,000	1,448,710
Equitable Holdings, Inc.:
4.35% 4/20/28	667,000	750,178
5.00% 4/20/48	546,000	698,545
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	655,000	740,011
Five Corners Funding Trust II 2.85% 5/15/30 (b)	880,000	911,383
Jackson Financial, Inc. 3.125% 11/23/31 (b)	1,400,000	1,403,773
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	473,000	538,424
Pacific LifeCorp. 5.125% 1/30/43 (b)	309,000	398,273
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	85,408
Prudential Financial, Inc. 3.00% 3/10/40	287,000	296,586

Quarterly Report	6

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Insurance – continued
The Hartford Financial Services Group, Inc. 3.60% 8/19/49		$ 560,000	$ 621,165
Unum Group:
4.00% 3/15/24		543,000	574,842
4.125% 6/15/51		780,000	795,529
Voya Financial, Inc.:
3.65% 6/15/26		262,000	284,871
3 month U.S. LIBOR + 2.084% 4.70% 1/23/48 (c)(e)		423,000	438,824
4.80% 6/15/46		204,000	264,131
5.70% 7/15/43		56,000	77,595
			17,111,443
TOTAL FINANCIALS	87,264,761
HEALTH CARE – 7.8%
Biotechnology – 0.5%
Amgen, Inc. 3.375% 2/21/50		832,000	867,828
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		438,000	410,682
			1,278,510
Health Care Equipment & Supplies – 0.3%
Abbott Laboratories 4.75% 11/30/36		285,000	365,666
DH Europe Finance II SARL 3.40% 11/15/49		564,000	627,517
			993,183
Health Care Providers & Services – 2.9%
Centene Corp.:
2.625% 8/1/31		600,000	580,500
3.00% 10/15/30		544,000	543,128
4.25% 12/15/27		160,000	166,000
4.625% 12/15/29		260,000	278,200
Cigna Corp.:
3.40% 3/15/50		627,000	658,964
4.125% 11/15/25		1,706,000	1,862,473
4.80% 8/15/38		216,000	264,698
4.90% 12/15/48		40,000	51,827
HCA, Inc.:
5.125% 6/15/39		596,000	735,146
5.25% 6/15/49		382,000	495,081
Sabra Health Care LP 3.20% 12/1/31		365,000	358,134
UnitedHealth Group, Inc.:
3.75% 10/15/47		512,000	593,900
4.75% 7/15/45		456,000	600,770
Universal Health Services, Inc. 2.65% 10/15/30 (b)		1,228,000	1,191,160
			8,379,981

		Principal Amount(a)	Value

Pharmaceuticals – 4.1%
AbbVie, Inc.:
2.95% 11/21/26		$ 1,131,000	$ 1,190,293
4.25% 11/21/49		834,000	1,003,101
4.55% 3/15/35		461,000	550,364
AstraZeneca PLC 6.45% 9/15/37		546,000	804,414
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		1,077,000	1,172,380
4.375% 12/15/28 (b)		550,000	617,600
4.875% 6/25/48 (b)		574,000	724,862
Bristol-Myers Squibb Co.:
4.125% 6/15/39		122,000	144,973
4.25% 10/26/49		710,000	885,344
Elanco Animal Health, Inc.:
5.272% 8/28/23		608,000	642,309
5.90% 8/28/28		452,000	517,029
Mylan, Inc. 4.55% 4/15/28		950,000	1,068,459
Utah Acquisition Sub, Inc. 3.95% 6/15/26		1,257,000	1,351,569
Viatris, Inc.:
2.70% 6/22/30		455,000	454,318
4.00% 6/22/50		450,000	484,888
			11,611,903
TOTAL HEALTH CARE	22,263,577
INDUSTRIALS – 6.4%
Aerospace & Defense – 2.0%
BAE Systems PLC:
1.90% 2/15/31 (b)		525,000	500,205
3.00% 9/15/50 (b)		431,000	421,936
Lockheed Martin Corp. 4.09% 9/15/52		432,000	539,322
Northrop Grumman Corp. 4.03% 10/15/47		532,000	636,204
The Boeing Co.:
5.04% 5/1/27		1,988,000	2,238,373
5.15% 5/1/30		1,238,000	1,436,071
			5,772,111
Air Freight & Logistics – 0.3%
FedEx Corp. 4.05% 2/15/48		638,000	725,605
Airlines – 0.9%
American Airlines Pass Through Trust:
3.70% 4/15/27		506,565	489,226
3.75% 4/15/27		158,384	153,548
3.85% 8/15/29		201,732	193,077
British Airways 2021-1 Class A Pass Through Trust 2.90% 9/15/36 (b)		196,000	198,398
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Airlines – continued
Southwest Airlines Co.:
5.125% 6/15/27		$ 502,000	$ 571,751
5.25% 5/4/25		716,000	795,527
United Airlines Pass Through Trust:
3.50% 11/1/29		189,678	186,833
4.60% 9/1/27		98,296	100,019
			2,688,379
Building Products – 0.7%
Carrier Global Corp. 2.70% 2/15/31		1,986,000	2,015,065
Electrical Equipment – 0.5%
Vontier Corp. 2.95% 4/1/31 (b)		1,410,000	1,391,388
Industrial Conglomerates – 0.3%
General Electric Co. 3.45% 5/1/27		514,000	559,531
Roper Technologies, Inc. 2.95% 9/15/29		389,000	407,651
			967,182
Machinery – 0.5%
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25		438,000	459,249
3.45% 11/15/26		856,000	907,315
			1,366,564
Road & Rail – 1.0%
Burlington Northern Santa Fe LLC 4.70% 9/1/45		957,000	1,251,844
Canadian Pacific Railway Co. 3.10% 12/2/51 (d)		567,000	583,149
CSX Corp. 4.75% 11/15/48		402,000	528,464
Union Pacific Corp. 3.75% 2/5/70		470,000	546,772
			2,910,229
Trading Companies & Distributors – 0.2%
Air Lease Corp. 3.25% 3/1/25		411,000	428,166
TOTAL INDUSTRIALS	18,264,689
INFORMATION TECHNOLOGY – 5.0%
IT Services – 0.4%
Fiserv, Inc. 3.50% 7/1/29		472,000	502,966
International Business Machines Corp. 4.25% 5/15/49		390,000	481,246
The Western Union Co. 2.85% 1/10/25		66,000	68,631
			1,052,843

		Principal Amount(a)	Value

Semiconductors & Semiconductor Equipment – 1.7%
Applied Materials, Inc. 4.35% 4/1/47		$ 262,000	$ 340,692
Broadcom, Inc.:
1.95% 2/15/28 (b)		302,000	294,654
2.45% 2/15/31 (b)		525,000	505,268
2.60% 2/15/33 (b)		542,000	518,517
3.50% 2/15/41 (b)		533,000	531,624
CDW LLC / CDW Finance Corp. 2.67% 12/1/26		674,000	678,219
Micron Technology, Inc.:
2.703% 4/15/32		675,000	677,747
4.185% 2/15/27		801,000	877,079
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (b)		497,000	514,629
			4,938,429
Software – 1.3%
Oracle Corp.:
2.30% 3/25/28		408,000	410,268
2.50% 4/1/25		1,152,000	1,185,763
2.875% 3/25/31		1,060,000	1,084,858
3.95% 3/25/51		510,000	549,546
4.30% 7/8/34		347,000	391,994
			3,622,429
Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.:
2.40% 8/20/50		539,000	513,534
3.75% 9/12/47		545,000	648,591
4.65% 2/23/46		218,000	288,678
Dell International LLC / EMC Corp.:
4.00% 7/15/24		690,000	734,399
4.90% 10/1/26		876,000	989,433
6.02% 6/15/26		1,270,000	1,478,268
			4,652,903
TOTAL INFORMATION TECHNOLOGY	14,266,604
MATERIALS – 1.7%
Chemicals – 1.5%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)		1,442,000	1,421,237
3.468% 12/1/50 (b)		862,000	906,733
LYB International Finance III LLC 2.25% 10/1/30		368,000	368,269
Nutrien Ltd. 4.00% 12/15/26		416,000	456,032
The Dow Chemical Co. 3.625% 5/15/26		1,110,000	1,197,760
			4,350,031

Quarterly Report	8

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
MATERIALS – continued
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28		$ 325,000	$ 381,782
TOTAL MATERIALS	4,731,813
REAL ESTATE – 5.1%
Equity Real Estate Investment Trusts (REITs) – 3.9%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		1,291,000	1,215,277
4.70% 7/1/30		75,000	88,001
American Homes 4 Rent LP:
2.375% 7/15/31		29,000	28,686
3.375% 7/15/51		45,000	46,470
American Tower Corp. 2.40% 3/15/25		457,000	468,156
Brixmor Operating Partnership LP:
2.25% 4/1/28		302,000	302,506
4.05% 7/1/30		949,000	1,042,654
4.125% 5/15/29		205,000	228,203
Camden Property Trust:
2.80% 5/15/30		65,000	68,309
3.15% 7/1/29		527,000	563,950
Crown Castle International Corp. 2.25% 1/15/31		523,000	505,639
Hudson Pacific Properties LP 3.95% 11/1/27		502,000	541,487
Invitation Homes Operating Partnership LP 2.00% 8/15/31		395,000	374,524
Kite Realty Group Trust 4.75% 9/15/30		317,000	351,214
Lexington Realty Trust 4.40% 6/15/24		242,000	256,679
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31		856,000	847,440
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		204,000	198,480
3.625% 10/1/29		587,000	614,107
4.375% 8/1/23		166,000	173,885
4.50% 1/15/25		204,000	219,092
Piedmont Operating Partnership LP 2.75% 4/1/32		53,000	52,287
Retail Properties of America, Inc. 4.00% 3/15/25		15,000	15,763
Rexford Industrial Realty LP 2.15% 9/1/31		394,000	376,672
Simon Property Group LP 2.45% 9/13/29		492,000	499,140

		Principal Amount(a)	Value

STORE Capital Corp. 2.75% 11/18/30		$ 67,000	$ 67,358
Sun Communities Operating LP:
2.30% 11/1/28		60,000	59,879
2.70% 7/15/31		245,000	245,382
Vornado Realty LP:
2.15% 6/1/26		73,000	73,281
3.40% 6/1/31		265,000	273,182
Welltower, Inc.:
4.125% 3/15/29		516,000	575,116
4.50% 1/15/24		356,000	378,391
WP Carey, Inc. 2.40% 2/1/31		397,000	392,866
			11,144,076
Real Estate Management & Development – 1.2%
Corporate Office Properties LP 2.00% 1/15/29		278,000	269,071
Realty Income Corp.:
2.20% 6/15/28		27,000	27,248
2.85% 12/15/32		193,000	201,328
Spirit Realty LP 2.10% 3/15/28		398,000	390,263
Tanger Properties LP:
2.75% 9/1/31		170,000	163,040
3.125% 9/1/26		1,210,000	1,257,251
Ventas Realty LP 3.00% 1/15/30		887,000	917,002
			3,225,203
TOTAL REAL ESTATE	14,369,279
UTILITIES – 8.5%
Electric Utilities – 3.2%
Cleco Corporate Holdings LLC:
3.743% 5/1/26		2,591,000	2,762,691
4.973% 5/1/46		356,000	443,319
Duke Energy Corp.:
2.45% 6/1/30		68,000	67,468
4.20% 6/15/49		436,000	499,282
Duke Energy Indiana LLC 4.90% 7/15/43		88,000	113,630
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		86,000	84,691
2.775% 1/7/32 (b)		177,000	176,906
3.616% 8/1/27 (b)		250,000	266,219
Exelon Corp. 4.05% 4/15/30		380,000	425,919
FirstEnergy Corp.:
2.25% 9/1/30		639,000	606,647
4.40% 7/15/27		416,000	444,788
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)		134,000	145,684
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
UTILITIES – continued
Electric Utilities – continued
Puget Energy, Inc.:
3.65% 5/15/25	$ 848,000	$ 898,005
4.10% 6/15/30	1,161,000	1,260,870
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (b)	224,000	236,392
Xcel Energy, Inc. 3.50% 12/1/49	538,000	590,672
		9,023,183
Gas Utilities – 0.2%
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	418,667
4.40% 5/30/47	204,000	242,681
		661,348
Independent Power and Renewable Electricity Producers – 2.1%
AIA Group Ltd. 3.60% 4/9/29 (b)	650,000	712,264
Emera U.S. Finance LP:
3.55% 6/15/26	1,441,000	1,542,234
4.75% 6/15/46	426,000	505,609
The AES Corp.:
1.375% 1/15/26	392,000	380,697
2.45% 1/15/31	1,352,000	1,323,437
3.30% 7/15/25 (b)	444,000	464,460
3.95% 7/15/30 (b)	912,000	983,218
		5,911,919
Multi-Utilities – 3.0%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	736,000	715,699
Consolidated Edison Co. of New York, Inc. 3.00% 12/1/60	51,000	48,820
Dominion Energy, Inc.:
3.071% 8/15/24	1,361,000	1,416,874
4.25% 6/1/28	623,000	698,526
Edison International 3.55% 11/15/24	361,000	380,287
Nevada Power Co. 3.70% 5/1/29	302,000	333,470
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	512,000	528,317
3.25% 4/1/26	321,000	340,236
NiSource, Inc.:
3.49% 5/15/27	954,000	1,023,239
3.95% 3/30/48	396,000	454,722
4.80% 2/15/44	388,000	486,447
ONE Gas, Inc. 2.00% 5/15/30	394,000	386,726

		Principal Amount(a)	Value

Sempra Energy:
3.75% 11/15/25		$ 955,000	$1,030,045
3.80% 2/1/38		632,000	698,172
			8,541,580
TOTAL UTILITIES	24,138,030
TOTAL NONCONVERTIBLE BONDS (Cost $258,819,059)	263,693,323
U.S. Treasury Obligations – 3.5%

U.S. Treasury Bonds:
1.875% 2/15/41		540,000	541,751
2.00% 11/15/41 to 8/15/51		8,462,000	8,828,019
2.375% 5/15/51		605,000	686,202
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,738,457)	10,055,972
Foreign Government and Government Agency Obligations – 0.2%

Kingdom of Saudi Arabia 2.900% 10/22/25 (b)		200,000	209,500
State of Qatar 3.375% 3/14/24 (b)		260,000	272,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,586)	482,370
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.550% 4/1/39 (Cost $411,810)		280,000	476,022
Asset-Backed Securities – 0.0%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (b) (Cost $125,130)		125,130	128,140

Quarterly Report	10

Money Market Fund – 4.0%
		Shares	Value
Fidelity Cash Central Fund, 0.06% (f) (Cost $11,523,010)		11,520,788	11,523,093
TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $281,077,052)	286,358,920
NET OTHER ASSETS (LIABILITIES) – (0.7%)	(2,038,852)
NET ASSETS – 100.0%	$ 284,320,068

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,893,138 or 17.2% of net assets.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$12,316,151	$10,210,990	$11,004,048	$1,598	$—	$—	$11,523,093	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, Foreign Government and Government Agency Obligations, Municipal Securities and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
13	Quarterly Report